Shareholder's Equity - Issued Share Capital, warrants, options, deferred share units, restricted share units and performance share units (Details) - CAD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 11, 2023	Nov. 15, 2022	Apr. 07, 2021	Jan. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Shareholder's Equity
Common shares issued from the exercise of warrants, options, deferred share units, restricted share units and performance share units	3,053	356,156		1,569,210
Proceeds from warrant exercises		$ 970		$ 6,217	$ 807	$ 6,217
Exercise price of warrant		$ 3.78		$ 5.58
Total proceeds from exercise of options		$ 140		$ 148
Exercise price of option		$ 2.52
Deemed price of share			$ 5.22
Discount on price per share (as a percent)			15.00%
Common shares issued from the exercise of options, deferred share units, restricted share units and performance share units				94,884